Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 44	¥ 3,645,669	¥ 3,827	¥ (1,750,475)	¥ (926)	¥ 1,898,139	¥ 205,975	¥ 2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	3,140,566
Net loss				(488,492)		(488,492)	(19,452)	(507,944)
Foreign currency translation adjustment					5,668	5,668	100	5,768
Provision for statutory reserve			1,238	(1,238)
Reverse recapitalization	¥ 7	33,888				33,895		33,895
Reverse recapitalization (in Shares) | shares	555,496
Equity financing through PIPE	¥ 4	350,646				350,650		350,650
Equity financing through PIPE (in Shares) | shares	301,534
Conversion of rights to ordinary shares
Conversion of rights to ordinary shares (in Shares) | shares	24,995
Stock-based compensation		200,453				200,453		200,453
Disposal of subsidiary							(1,320)	(1,320)
Balance at Dec. 31, 2020	¥ 55	4,230,656	5,065	(2,240,205)	4,742	2,000,313	185,303	2,185,616
Balance (in Shares) at Dec. 31, 2020 | shares	4,022,591
Net loss				(1,996,413)		(1,996,413)	(166,424)	(2,162,837)
Share issuance upon the underwritten public offering, net of issuance costs	¥ 4	93,311				93,315		93,315
Share issuance upon the underwritten public offering, net of issuance costs (in Shares) | shares	246,914
Issuance of Earn-out shares to the Founder	¥ 1	(1)
Issuance of Earn-out shares to the Founder (in Shares) | shares	100,000
Capital contribution from noncontrolling shareholders		140				140	25	165
Capital injection to a subsidiary		(1,902)				(1,902)	1,902
Addition of noncontrolling interest in connection with acquisition							22,400	22,400
Acquisition of noncontrolling interest		375				375	(1,075)	(700)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	33
Capital reduction from noncontrolling shareholders							(100)	(100)
Foreign currency translation adjustment					(3,651)	(3,651)		(3,651)
Provision for statutory reserve			986	(986)
Stock-based compensation		244,339				244,339		244,339
Disposal of subsidiary		38				38	(874)	(836)
Balance at Dec. 31, 2021	¥ 60	4,566,956	6,051	(4,237,604)	1,091	336,554	41,157	377,711
Balance (in Shares) at Dec. 31, 2021 | shares	4,369,538
Net loss				(291,674)		(291,674)	(30,822)	(322,496)	$ (46,757)
Shares issued for conversion of convertible debt	¥ 3	3,679				3,682		3,682
Shares issued for conversion of convertible debt (in Shares) | shares	251,751
Capital contribution from noncontrolling shareholders		351				351	544	895
Disposal of PPE to a related party under the same control		(13,128)				(13,128)		(13,128)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	4,190
Foreign currency translation adjustment		(25,057)			23,206	(1,851)	(23)	(1,874)
Provision for statutory reserve			195	(195)
Provision for statutory reserve (in Shares) | shares
Stock-based compensation		17,684				17,684		17,684
Disposal of subsidiary		(351)				(351)	15,269	14,918
Balance at Dec. 31, 2022	¥ 63	4,550,134	6,246	(4,529,473)	24,297	51,267	26,125	77,392	$ 11,221
Balance (in Shares) at Dec. 31, 2022 | shares	4,625,479
Balance	¥ 9	¥ 659,707	¥ 906	¥ (656,712)	¥ 3,523	¥ 7,433	¥ 3,788	¥ 11,221
Balance (in Shares) | shares	4,625,479